BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents of continuing operations	$ 2,714,050	$ 2,356,434		$ 1,906,931
Restricted cash of continuing operations	6,334	6,197		1,263
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344		348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 3,148,275	$ 2,735,975	$ 2,327,723	$ 2,256,875	$ 2,215,606	$ 2,123,023